Label	Element	Value
Victory RS Select Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Victory RS Select Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page [ ] of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page [ ] of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” reflect historical contractual expenses of the Fund’s predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first two years.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund typically invests in a portfolio of small- and mid-capitalization growth-oriented companies. The Fund typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund invests principally in equity securities of companies with market capitalizations (at the time of purchase) less than $8 billion or 120% of the market capitalization of the largest company included in the Russell 2500® Index on the last day of the most recent quarter (currently, approximately $[ ] billion, based on the size of the largest company in the Index on March 31, 2016), whichever is greater. The Fund may hold investments in companies whose market capitalizations fall outside these parameters due to changes in market values of those companies after the Fund’s investment in those companies.

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that it believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the Adviser’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.

There is no guarantee that the Fund will achieve its objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund’s investments are subject to the following principal risks:

•          Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

•          Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

•          Management Risk

An investment team’s investment process may produce incorrect judgments about the value a particular asset and may not produce the desired results.

•          Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

•          Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

•          Overweighting Risk

Overweighting investments in companies relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its primary benchmark.

•          Underweighting Risk

When the Fund underweights its investment in companies relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund’s primary benchmark.

•          Focused Investment Risk

Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

•          Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

•          Cash Position Risk

To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

•          Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

•          Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and an additional index. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.

The performance information for the Fund’s Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Select Growth Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). Prior to May 1, 2007, the Fund was known as “RS Diversified Growth Fund”. Since May 1, 2007, the Fund has been managed by a different investment team and it has generally invested in a portfolio of fewer stocks than previously. The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund. Past performance information is not presented for Class R6 shares as the share class does not yet have a full calendar year of performance history.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and an additional index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.766.3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (CALENDAR YEAR-END)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Third Quarter 2009 18.08% Worst Quarter Fourth Quarter 2008 -25.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.49%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (PERIODS ENDED 12/31/15)
Victory RS Select Growth Fund | Russell 2500® Growth Index Class A Comparison (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.19%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1996
Victory RS Select Growth Fund | Russell 2000® Growth Index Class A Comparison (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.38%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.67%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1996
Victory RS Select Growth Fund | Russell 2500® Growth Index Class C Comparison (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.19%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2007
Victory RS Select Growth Fund | Russell 2000® Growth Index Class C Comparison (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.38%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2007
Victory RS Select Growth Fund | Russell 2500® Growth Index Class R Comparison (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.19%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 12, 2007
Victory RS Select Growth Fund | Russell 2000® Growth Index Class R Comparison (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.38%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 12, 2007
Victory RS Select Growth Fund | Russell 2500® Growth Index Class Y Comparison (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.19%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
Victory RS Select Growth Fund | Russell 2000® Growth Index Class Y Comparison (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.38%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
Victory RS Select Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	rr_NetExpensesOverAssets	1.40%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	709
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	996
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,306
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,184
Annual Return 2006	rr_AnnualReturn2006	8.06%
Annual Return 2007	rr_AnnualReturn2007	13.36%
Annual Return 2008	rr_AnnualReturn2008	(45.02%)
Annual Return 2009	rr_AnnualReturn2009	47.41%
Annual Return 2010	rr_AnnualReturn2010	31.53%
Annual Return 2011	rr_AnnualReturn2011	5.30%
Annual Return 2012	rr_AnnualReturn2012	18.61%
Annual Return 2013	rr_AnnualReturn2013	37.79%
Annual Return 2014	rr_AnnualReturn2014	1.16%
Annual Return 2015	rr_AnnualReturn2015	(0.38%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.10%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1996
Victory RS Select Growth Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.04%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.67%
Victory RS Select Growth Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.28%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.76%
Victory RS Select Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	rr_NetExpensesOverAssets	2.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 321
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	683
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,173
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,522
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	221
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	683
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,173
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,522
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.07%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2007
Victory RS Select Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	rr_NetExpensesOverAssets	1.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 192
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	594
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,021
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,212
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.88%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 12, 2007
Victory RS Select Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	rr_NetExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	339
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	592
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,313
Victory RS Select Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	rr_NetExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,415
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.12%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009

[1]	"Other Expenses" reflect historical contractual expenses of the Fund's predecessor fund, adjusted to reflect estimated expenses for the current fiscal year. Other Expenses for Class R6 shares are estimated for the current fiscal year.
[2]	Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least June 30, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.40%, 2.18%, 1.91%, 1.06% and 1.14% of the Fund's Class A, Class C, Class R, Class R6 and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.
[3]	Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.